Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	12,009.78
Total Transaction Valuation	86,964,354.36
Total Offset Amount	0.00
Net Fee	$ 12,009.78
Offering Table N/A
Offset Table N/A	N/A